Document and Entity Information	Jun. 28, 2016
Prospectus:
Document Type	497
Document Period End Date	Jun. 28, 2016
Registrant Name	MFS SERIES TRUST IV
Central Index Key	0000063068
Amendment Flag	false
Document Creation Date	Jun. 28, 2016
Document Effective Date	Jun. 28, 2016
Prospectus Date	Sep. 14, 2015
MFS® Blended Research® International Equity Fund | A
Prospectus:
Trading Symbol	BRXAX
MFS® Blended Research® International Equity Fund | B
Prospectus:
Trading Symbol	BRXBX
MFS® Blended Research® International Equity Fund | C
Prospectus:
Trading Symbol	BRXCX
MFS® Blended Research® International Equity Fund | I
Prospectus:
Trading Symbol	BRXIX
MFS® Blended Research® International Equity Fund | R1
Prospectus:
Trading Symbol	BRXRX
MFS® Blended Research® International Equity Fund | R2
Prospectus:
Trading Symbol	BRXSX
MFS® Blended Research® International Equity Fund | R3
Prospectus:
Trading Symbol	BRXTX
MFS® Blended Research® International Equity Fund | R4
Prospectus:
Trading Symbol	BRXUX
MFS® Blended Research® International Equity Fund | R5
Prospectus:
Trading Symbol	BRXVX